Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Revenue, Major Customer [Line Items]
Revenue from contracts with customers:	$ 14,277	$ 19,166	$ 19,603
Operating income (loss):	(755)	1,938	761
Depreciation expense:	261	319	266
Capital expenditure:	695	271	197
Total assets:	15,250	18,130
Property, plant and equipment	886	770
Metal Stamping and Mechanical OEM [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers:	7,717	9,638	8,323
Operating income (loss):	(405)	955	267
Depreciation expense:	133	160	107
Capital expenditure:	398	136	88
Total assets:	8,084	8,402
Property, plant and equipment	513	391
Electric OEM [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers:	6,560	9,528	11,280
Operating income (loss):	(250)	1,123	646
Depreciation expense:	128	159	159
Capital expenditure:	297	135	109
Total assets:	7,000	9,535
Property, plant and equipment	373	379
Corporate [Member]
Revenue, Major Customer [Line Items]
Operating income (loss):	(100)	(140)	$ (152)
Total assets:	$ 166	$ 193